Investment Objectives and Goals - Variant Perception Cycle Aware US Equity ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VARIANT PERCEPTION CYCLE AWARE US EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Variant Perception Cycle Aware US Equity ETF (the “Fund”) seeks to achieve capital appreciation.